CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 0	$ 0	$ (6,615)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	$ 0	$ 0	$ 13,239